SIGNIFICANT ACCOUNTING POLICIES (Q1) (Tables)	3 Months Ended
Mar. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Carrying Amounts of Right-of-Use Assets and Lease Liabilities
Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets				Lease liabilities
	Offices and labs	Vehicles	Production Plant	Total
As of January 1, 2019	$2,104	$291	$4,711	$7,106	$7,032
Depreciation expenses	(292)	(32)	(140)	(464)	—
Interest expenses	—	—	—	—	237
Re-measurement	—	—	26	26	26
Payments	—	—	—	—	(468)
As of March 31, 2019	$1,812	$259	$4,597	$6,668	$6,827

Reconciliation of Operating Lease Commitments
The lease liabilities as of January 1, 2019 reconciliation to the operating lease commitments as of December 31, 2018 are as follows:

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.42
Discounted operating lease commitments of January 1, 2019	7,032
Lease liabilities as of January 1, 2019	$7,032